Financial instruments - Other long-term investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Investments other than equity method investments
Balance at January 1	€ 131,042	€ 268,793
Additions	10,199	46,137
Additions due to discontinued use of equity method	1,906
Reduction due to change to accounting according to the equity method	(2,369)
Fair value adjustments recognized in profit or loss	(3,678)	(172,159)
Adjustments to fair value, recognized in OCI	(1,506)	(11,729)
Net book value December 31	135,593	131,042
Revaluation of equity investments	(1,080)	€ (11,729)
Measurement losses	14,958
Exscientia plc
Investments other than equity method investments
Measurement gain	€ 11,280
Share price | $ / shares			$ 6.41	$ 5.33